UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS

Nuveen Mortgage Opportunity Term Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 132.4% (95.3% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 132.4% (95.3% of Total Investments)

	Residential – 132.4%

$3,610	Ares Collateralized Loan Obligation, Series 2012-2A	3.331%	10/12/23	A	$3,521,089
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.929%	10/25/35	B1	5,201,736
8,837	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.679%	9/25/36	CCC	5,949,955
1,680	Babson CLO Limited, Series 2012-2A	4.218%	5/15/23	BBB	1,575,531
2,284	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,841,609
3,761	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.729%	7/20/36	Ba1	3,464,803
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P	3.716%	4/14/33	BB–	2,607,800
2,258	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	2,037,278
2,020	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.585%	9/10/45	Baa3	2,014,961
676	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	634,640
6,126	Bank of America Funding Trust, 2007-A 2A1	0.599%	2/20/47	CCC	4,902,292
7,212	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.616%	1/25/37	Caa3	5,694,615
5,616	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.619%	3/25/37	Caa3	4,653,615
2,514	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.978%	6/25/35	Caa2	2,313,081
814	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	2.798%	7/25/36	D	683,971
3,807	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.738%	10/25/36	D	3,222,464
5,115	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	4.551%	6/25/47	D	4,504,904
1,322	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.663%	2/25/36	Caa3	1,096,782
5,093	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.731%	2/25/36	Caa3	4,529,363
2,931	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.930%	2/25/47	D	2,391,258
5,067	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.774%	8/25/46	Ca	3,757,666
2,175	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.720%	6/11/40	B1	2,079,509
1,600	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2012-3A	5.130%	10/04/24	BBB	1,580,480
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.919%	10/25/35	BB–	5,625,716
5,775	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.589%	6/25/37	Caa1	5,161,887
2,090	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH	4.683%	12/15/27	BB–	2,076,535
5,143	Chaseflex Trust Series 2007-2	0.719%	5/25/37	CCC	4,492,775
2,785	CIFC Funding Limited, Series 2012-2A, 144A	3.336%	12/05/24	A	2,709,922
1,365	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	3.080%	3/25/37	D	1,069,104
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29	3.110%	4/10/48	BBB–	465,719
1,143	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006-AR2	2.924%	3/25/36	Caa3	1,033,370

Nuveen Investments	1

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,345	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.944%	8/25/35	Caa2	$1,242,368
7,187	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.659%	1/25/37	CCC	5,001,183
1,311	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.852%	7/25/37	Caa3	1,221,162
1,949	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.734%	11/25/36	D	1,599,939
2,896	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.848%	11/25/36	D	2,466,298
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.573%	10/15/45	BBB	3,654,624
1,130	Core Industrial Trust, Series 2015-CALW	3.850%	2/10/34	B	992,489
2,076	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	2.765%	11/25/35	Ca	1,666,337
549	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	415,442
4,505	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	3,507,678
1,768	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Ca	1,344,068
5,171	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.579%	8/25/37	Ca	4,261,138
1,775	Countrywide Asset Backed Certificates Trust 2005-IM1	0.839%	11/25/35	A+	1,696,407
2,081	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.675%	3/20/36	Ca	1,777,953
1,190	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.136%	2/20/36	Caa3	983,066
4,190	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	2.635%	11/20/35	Caa3	3,713,542
653	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	4.681%	9/25/37	D	593,106
5,069	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HY1 1A1	3.020%	4/25/37	D	4,744,036
3,748	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.709%	11/25/35	BBB+	3,373,098
4,842	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.559%	8/25/36	CCC	2,809,167
791	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.649%	6/25/37	Caa2	672,989
2,946	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.996%	3/25/36	Caa3	2,246,125
986	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.215%	5/25/36	D	907,230
2,100	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1	3.944%	4/15/50	BBB–	1,580,952
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.507%	8/15/48	BBB–	3,298,724
1,535	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	3.039%	5/25/24	N/R	1,385,915
4,000	Fannie Mae Connecticut Avenue Securities , Series 2014-C04	5.339%	11/25/24	N/R	4,034,166
2,015	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.689%	10/25/23	N/R	2,089,128
3,297	Fannie Mae, Connecticut Ave Securities, Series 2015-C04	6.139%	4/25/28	N/R	3,336,710
5,815	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.439%	7/25/24	N/R	5,342,086
4,640	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.989%	2/25/25	N/R	4,693,598
1,550	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.739%	2/25/25	N/R	1,549,213
5,290	Fannie Mae, Connecticut Avenue Securities, Series 2015-C02	4.439%	5/25/25	N/R	5,145,377
1,240	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.439%	7/25/25	N/R	1,246,918
2,677	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	2,125,482
2,423	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,924,066
5,327	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.939%	2/25/37	Caa3	2,505,519
2,079	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.478%	9/25/35	Caa2	1,783,713

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,404	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA10	1.239%	1/25/36	Caa2	$890,320
3,443	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.672%	5/25/36	Ca	2,742,321
192	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	3.058%	5/25/37	D	151,296
1,742	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.750%	8/25/37	D	1,373,621
7,310	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.569%	6/25/42	Aaa	1,095,285
1,800	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series K720	3.506%	7/25/22	AAA	1,622,972
5,400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, (I/O)	2.181%	7/25/48	Aaa	177,477
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	1,721,046
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.713%	7/25/41	Aaa	1,068,470
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	1,564,955
9,800	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	1,235,508
11,060	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.086%	2/25/41	Aaa	945,807
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	2.035%	7/25/40	Aaa	618,644
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.908%	1/25/43	Aaa	188,809
13,450	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	1,267,258
775	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37	4.713%	1/25/47	Aaa	740,477
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.674%	8/25/40	Aaa	726,155
4,900	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	4,843,071
3,821	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.253%	9/19/35	CCC	3,420,461
3,263	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	2,836,441
3,028	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.313%	4/19/36	Caa3	2,715,723
1,408	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.669%	3/25/36	Caa3	1,332,885
5,413	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.889%	8/25/37	B3	4,816,466
367	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.881%	3/25/47	D	301,073
7,099	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	3.012%	1/25/36	D	6,485,843
2,340	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20	4.867%	4/10/47	BBB–	1,821,749
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	167,931
2,550	Gramercy Park CLO Limited, Series 2012-1AR	3.582%	7/17/23	A	2,509,233
1,967	GSAA Home Equity Trust Series 2007-5	0.539%	3/25/47	Caa3	999,861
2,610	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	Caa3	1,642,284
3,367	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.111%	5/25/37	D	2,737,889
4,525	HarborView Mortgage Loan Trust 2006-12	0.676%	12/19/36	Ca	3,080,129
4,075	Hilton USA Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-HLT, 144A	4.453%	11/05/30	Ba1	4,098,978
5,855	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.699%	1/25/36	Caa1	5,007,361
4,203	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.619%	12/25/36	B3	3,666,708
3,382	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.556%	10/25/36	CCC	1,656,555
1,942	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	4.803%	7/25/37	Caa2	1,667,888

Nuveen Investments	3

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,530	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.034%	5/25/37	Ca	$2,661,806
4,120	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	2.710%	8/25/35	Caa3	3,309,847
550	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.670%	11/25/35	Caa3	460,961
1,685	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.649%	7/25/36	Caa3	1,333,716
2,656	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.559%	7/25/36	Caa3	2,083,419
1,453	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.609%	1/25/37	Caa3	1,164,364
2,625	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	0.619%	2/25/37	Caa3	2,110,108
6,348	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.383%	6/25/37	Ca	4,738,237
1,346	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.848%	6/25/36	Caa2	1,140,127
3,170	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	2,515,675
4,170	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa1	4,157,522
922	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	767,151
4,200	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.819%	1/25/37	Caa3	2,492,428
3,330	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5	5.500%	8/15/46	Baa3	3,475,990
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	4,954,946
2,300	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba2	2,224,921
4,200	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.699%	5/25/37	B1	3,262,370
3,315	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.782%	10/25/36	Caa2	2,884,566
2,500	LB UBS Commercial Mortgage Trust, Series 2006-C4	5.937%	6/15/38	Ba2	2,494,504
3,290	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2	2.439%	12/01/21	N/R	3,240,921
4,618	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2	2.434%	1/01/20	N/R	4,549,733
6,854	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3	2.439%	3/01/20	N/R	6,696,794
3,355	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-4	2.434%	4/01/20	N/R	3,253,870
1,460	Magnetite CLO Limited, Series 2012-6A	4.234%	9/15/23	BBB	1,336,139
1,215	Marine Park CLO Limited, Series 2012-1A	4.168%	10/12/23	BBB	1,109,482
3,309	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	3.010%	8/25/36	Caa2	3,023,865
5,326	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	2.949%	6/25/37	D	4,421,103
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.875%	8/12/49	BB	3,902,944
7,122	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006-HE1	0.729%	1/25/36	B2	6,324,438
4,130	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.423%	3/12/44	Ba1	4,118,683
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21	5.326%	10/12/52	Baa1	1,909,608
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21	5.326%	10/12/52	Baa2	1,423,267
4,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.681%	4/15/49	Ba2	3,981,342
3,850	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	3,701,880
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29	6.275%	1/11/43	BB	1,944,351
2,564	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.003%	3/25/36	Caa3	2,040,340
554	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	2.794%	11/25/37	CCC	428,470

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$4,524	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.699%	12/25/35	BB+	$4,025,150
1,215	Nationstar HECM Loan Trust, Series 2015-1A	7.021%	5/25/18	N/R	1,217,278
2,497	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.739%	4/25/36	CCC	2,152,778
4,662	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	C	2,605,467
3,496	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.629%	7/25/36	Caa3	2,687,418
5,672	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.777%	9/25/35	Caa3	4,631,647
3,141	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	2,709,543
2,002	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	1,580,675
1,483	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.344%	5/25/35	Caa3	1,154,391
3,500	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.939%	7/25/35	A	3,201,207
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.729%	2/25/36	Ba1	6,272,091
2,384	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	4.090%	7/27/37	D	1,929,550
1,489	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	3.889%	9/25/36	D	1,225,489
2,400	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa3	1,935,019
2,499	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.398%	4/25/37	Caa2	2,099,857
2,673	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.398%	4/25/37	Caa2	2,246,020
1,798	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	3.855%	8/25/36	D	1,565,919
4,403	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.726%	2/20/47	CC	3,726,182
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	1.188%	1/25/35	B1	841,995
4,562	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.629%	7/25/37	CCC	3,240,052
9,550	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.689%	11/25/23	N/R	9,434,201
2,284	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	9.639%	10/25/27	N/R	2,382,751
4,360	Structured Agency Credit Risk Debt Notes, Series 2015-DNA2	7.989%	12/25/27	N/R	3,893,781
3,135	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	9.789%	4/25/28	N/R	2,888,241
2,070	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	3.289%	4/25/28	BBB–	2,083,952
3,645	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	8.389%	5/25/25	N/R	3,572,383
1,850	Structured Agency Credit Risk Notes, Series 2015-HQA1	9.239%	3/25/28	N/R	1,515,346
3,045	Structured Agency Credit Risk Notes, Series 2015-HQA1	3.089%	3/25/28	BBB–	3,041,189
3,150	Structured Agency Credit Risk Notes, Series 2015-HQA2	5.239%	5/25/28	B	3,034,177
1,220	Structured Agency Credit Risk Notes, Series 2015-HQA2	3.239%	5/25/28	BBB–	1,225,401
4,775	Structured Agency Credit Risk Notes, Series 2016-DNA1	3.339%	7/25/28	Baa3	4,811,215
1,850	Structured Agency Credit Risk Notes, Series 2016-HQA1	3.189%	9/25/28	BBB–	1,849,923
2,472	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	3.040%	4/25/37	D	2,040,904
582	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.030%	10/25/37	Caa1	512,863
1,563	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.163%	10/25/37	Caa1	1,428,852
4,330	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.898%	2/25/37	D	3,699,619
2,315	Voya CLO Limited, Series 2012-3AR	4.578%	10/15/22	BBB	2,061,447
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B1	4,128,797
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.829%	4/15/47	B3	1,317,722

Nuveen Investments	5

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,650	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	Ba2	$3,613,404
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.465%	10/15/44	B+	3,741,247
1,631	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.191%	11/25/36	D	1,403,558
3,156	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.170%	12/25/46	Caa3	2,430,276
2,333	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.972%	1/25/37	D	1,949,594
1,447	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.233%	6/25/37	D	1,249,843
1,531	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1	0.510%	2/25/37	Caa3	1,097,579
2,209	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,733,130
4,921	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.242%	12/25/36	D	4,138,108
3,659	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.202%	12/25/36	D	3,112,886
2,635	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.357%	7/25/46	Caa3	2,105,500
1,091	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	975,610
2,620	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.769%	12/28/37	D	2,185,858
685	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.104%	5/15/48	BBB–	510,999
2,341	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.814%	11/25/37	Caa2	2,055,745
3,765	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.775%	12/28/37	Caa3	3,359,552
3,288	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.910%	7/25/36	D	3,066,922
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20	3.986%	5/15/47	N/R	1,746,691
$699,666	Total Long-Term Investments (cost $513,480,229)				511,851,274

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 6.6% (4.7% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.5% of Total Investments)

$13,562	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $13,562,080, collateralized by $13,550,000 U.S. Treasury Notes, 2.000%, due 2/15/25, value $13,837,938	0.030%	4/01/16	N/A	$13,562,069

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.1% (2.2% of Total Investments)

11,900	U.S. Treasury Bills	0.000%	4/14/16	AAA	11,899,512
$25,462	Total Short-Term Investments (cost $25,460,924)				25,461,581
	Total Investments (cost $538,941,153) – 139.0%				537,312,855
	Borrowings – (38.1)% (3), (4)				(147,200,000)
	Other Assets Less Liabilities – (0.9)%				(3,382,529)
	Net Assets – 100%				$386,730,326

6	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$511,851,274	$—	$511,851,274

Short-Term Investments:
Repurchase Agreements	—	13,562,069	—	13,562,069
U.S. Government and Agency Obligations	—	11,899,512	—	11,899,512
Total	$—	$537,312,855	$—	$537,312,855

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was $514,732,982.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$41,793,706
Depreciation	(19,213,833)
Net unrealized appreciation (depreciation) of investments	$22,579,873

Nuveen Investments	7

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 27.4%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(I/O)	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable

8	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016